N-4	May 20, 2025
Prospectus:
Document Type	N-4
Entity Registrant Name	Mutual of America Separate Account No. 2
Entity Central Index Key	0000743415
Entity Investment Company Type	N-4
Document Period End Date	May 20, 2025
Amendment Flag	false
Prospectuses Available [Text Block]	The following is a list of Underlying Funds available under the Contracts. More information about the Underlying Funds is available in the prospectuses for the Underlying Funds, which may be amended from time to time and are available on our website mutualofamerica.com/DCFunds or you can request this information at no cost by calling 800.574.9267 or by sending an email to mutualofamerica@dfinsolutions.com.
MoA Equity Index Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity FundSeeks investment results that correspond to the investment performance of Standard & Poor’s 500 ® Composite Stock Price Index (the “S&P 500 Index”*)
Portfolio Company Name [Text Block]	MoA Equity Index Fund
Portfolio Company Adviser [Text Block]	Mutual of AmericaCapital Management LLC
Current Expenses [Percent]	0.14%
Average Annual Total Returns, 1 Year [Percent]	24.83%
Average Annual Total Returns, 5 Years [Percent]	14.35%
Average Annual Total Returns, 10 Years [Percent]	12.92%
MoA All America Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity FundSeeks to outperform Russell 3000 ® Index** by investing in a diversified portfolio of primarily common stocks
Portfolio Company Name [Text Block]	MoA All America Fund
Portfolio Company Adviser [Text Block]	Mutual of America Capital Management LLC
Current Expenses [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	19.12%
Average Annual Total Returns, 5 Years [Percent]	11.88%
Average Annual Total Returns, 10 Years [Percent]	10.60%
MoA Small Cap Value Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity FundSeeks capital appreciation
Portfolio Company Name [Text Block]	MoA Small Cap Value Fund
Portfolio Company Adviser [Text Block]	Mutual of America Capital Management LLC
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	11.29%
Average Annual Total Returns, 5 Years [Percent]	6.93%
Average Annual Total Returns, 10 Years [Percent]	5.94%
MoA Small Cap Growth Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity FundSeeks capital appreciation
Portfolio Company Name [Text Block]	MoA Small Cap Growth Fund
Portfolio Company Adviser [Text Block]	Mutual of America Capital Management LLC
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	9.92%
Average Annual Total Returns, 5 Years [Percent]	7.61%
Average Annual Total Returns, 10 Years [Percent]	7.61%
MoA Small Cap Equity Index Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity FundSeeks investment results that correspond to investment performance of S&P SmallCap 600 ® Index*
Portfolio Company Name [Text Block]	MoA Small Cap Equity Index Fund
Portfolio Company Adviser [Text Block]	Mutual of America Capital Management LLC
Current Expenses [Percent]	0.16%
Average Annual Total Returns, 1 Year [Percent]	8.55%
Average Annual Total Returns, 5 Years [Percent]	8.12%
MoA Mid Cap Value Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity FundSeeks capital appreciation and, to a lesser extent, current income
Portfolio Company Name [Text Block]	MoA Mid Cap Value Fund
Portfolio Company Adviser [Text Block]	Mutual of America Capital Management LLC
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	10.78%
Average Annual Total Returns, 5 Years [Percent]	7.85%
Average Annual Total Returns, 10 Years [Percent]	7.47%
MoA Mid Cap Equity Index Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity FundSeeks investment results that correspond to investment performance of S&P MidCap 400 ® Index*
Portfolio Company Name [Text Block]	MoA Mid Cap Equity Index Fund
Portfolio Company Adviser [Text Block]	Mutual of America Capital Management LLC
Current Expenses [Percent]	0.16%
Average Annual Total Returns, 1 Year [Percent]	13.77%
Average Annual Total Returns, 5 Years [Percent]	10.12%
Average Annual Total Returns, 10 Years [Percent]	9.50%
MoA International Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity FundSeeks capital appreciation
Portfolio Company Name [Text Block]	MoA International Fund
Portfolio Company Adviser [Text Block]	Mutual of America Capital Management LLC
Current Expenses [Percent]	0.33%
Average Annual Total Returns, 1 Year [Percent]	5.19%
Average Annual Total Returns, 5 Years [Percent]	5.84%
Average Annual Total Returns, 10 Years [Percent]	5.86%
American Century Small Cap Growth Fund (R6 Share Class) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity FundSeeks long-term capital growth
Portfolio Company Name [Text Block]	American Century Small Cap Growth Fund (R6 Share Class)
Portfolio Company Adviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	15.34%
Average Annual Total Returns, 5 Years [Percent]	10.25%
Average Annual Total Returns, 10 Years [Percent]	11.18%
LVIP American Century Capital Appreciation Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity FundSeeks capital growth
Portfolio Company Name [Text Block]	LVIP American Century Capital Appreciation Fund
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	25.37%
Average Annual Total Returns, 5 Years [Percent]	11.80%
American Funds Insurance Series New World Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity FundSeeks long-term capital appreciation
Portfolio Company Name [Text Block]	American Funds Insurance Series New World Fund
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	6.86%
Average Annual Total Returns, 5 Years [Percent]	4.80%
Average Annual Total Returns, 10 Years [Percent]	6.49%
Macquarie VIP Small Cap Value Series [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity FundSeeks capital appreciation
Portfolio Company Name [Text Block]	Macquarie VIP ® Small Cap Value Series
Portfolio Company Adviser [Text Block]	Delaware Management Company
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	11.32%
Average Annual Total Returns, 5 Years [Percent]	7.15%
Average Annual Total Returns, 10 Years [Percent]	7.60%
DWS Capital Growth VIP [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity FundSeeks to provide long-term growth of capital
Portfolio Company Name [Text Block]	DWS Capital Growth VIP
Portfolio Company Adviser [Text Block]	DWS Investment Management Americas, Inc.
Current Expenses [Percent]	0.49%
Average Annual Total Returns, 1 Year [Percent]	26.62%
Average Annual Total Returns, 5 Years [Percent]	15.71%
Average Annual Total Returns, 10 Years [Percent]	14.88%
Fidelity VIP EquityIncome Portfolio [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity FundSeeks reasonable income and will also consider potential for capital appreciation. Fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500
®
Index
Portfolio Company Name [Text Block]	Fidelity VIP Equity-Income Portfolio
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research Japan Limited serve as sub-advisers.
Current Expenses [Percent]	0.47%
Average Annual Total Returns, 1 Year [Percent]	15.35%
Average Annual Total Returns, 5 Years [Percent]	10.08%
Average Annual Total Returns, 10 Years [Percent]	9.21%
Fidelity VIP Contrafund Portfolio [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity FundSeeks long-term capital appreciation
Portfolio Company Name [Text Block]	Fidelity VIP Contrafund ® Portfolio
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research Japan Limited serve as sub-advisers.
Current Expenses [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	33.79%
Average Annual Total Returns, 5 Years [Percent]	17.04%
Average Annual Total Returns, 10 Years [Percent]	13.62%
Fidelity VIP Mid Cap Portfolio [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity FundSeeks long-term growth of capital
Portfolio Company Name [Text Block]	Fidelity VIP Mid Cap Portfolio
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research Japan Limited serve as sub-advisers.
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	17.49%
Average Annual Total Returns, 5 Years [Percent]	11.34%
Average Annual Total Returns, 10 Years [Percent]	9.21%
Goldman Sachs VIT Small Cap Equity Insights Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity FundSeeks long-term growth of capital
Portfolio Company Name [Text Block]	Goldman Sachs VIT Small Cap Equity Insights Fund
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	18.99%
Average Annual Total Returns, 5 Years [Percent]	8.99%
Average Annual Total Returns, 10 Years [Percent]	8.97%
Goldman Sachs VIT US Equity Insights Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity FundSeeks long-term growth of capital and dividend income
Portfolio Company Name [Text Block]	Goldman Sachs VIT US Equity Insights Fund
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	28.24%
Average Annual Total Returns, 5 Years [Percent]	14.15%
Average Annual Total Returns, 10 Years [Percent]	12.05%
Invesco V.I. Main Street Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity FundSeeks capital appreciation
Portfolio Company Name [Text Block]	Invesco V.I. Main Street Fund ®
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	23.65%
Average Annual Total Returns, 5 Years [Percent]	12.08%
Average Annual Total Returns, 10 Years [Percent]	11.24%
MFS VIT III Mid Cap Value Portfolio [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity FundSeeks capital appreciation
Portfolio Company Name [Text Block]	MFS ® VIT III Mid Cap Value Portfolio
Portfolio Company Adviser [Text Block]	MFS
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	13.52%
Average Annual Total Returns, 5 Years [Percent]	9.47%
Average Annual Total Returns, 10 Years [Percent]	8.78%
Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity FundSeeks long-term growth of capital by investing primarily in securities of companies that meet Fund’s environmental, social and governance (ESG) criteria
Portfolio Company Name [Text Block]	Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	25.84%
Average Annual Total Returns, 5 Years [Percent]	13.97%
Average Annual Total Returns, 10 Years [Percent]	11.44%
T. Rowe Price Blue Chip Growth Portfolio [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity FundSeeks to provide long-term capital growth with income as secondary objective
Portfolio Company Name [Text Block]	T. Rowe Price Blue Chip Growth Portfolio
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	35.51%
Average Annual Total Returns, 5 Years [Percent]	14.46%
Average Annual Total Returns, 10 Years [Percent]	14.77%
Vanguard Variable Insurance Fund Diversified Value Portfolio [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity FundSeeks to provide long-term capital appreciation and income
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund Diversified Value Portfolio ®
Portfolio Company Adviser [Text Block]	Lazard Asset Management LLC and Hotchkis and Wiley Capital Management, LLC
Current Expenses [Percent]	0.28%
Average Annual Total Returns, 1 Year [Percent]	14.89%
Average Annual Total Returns, 5 Years [Percent]	12.24%
Average Annual Total Returns, 10 Years [Percent]	9.76%
Vanguard Variable Insurance Fund International Portfolio [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity FundSeeks to provide long-term capital appreciation
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund International Portfolio ®
Portfolio Company Adviser [Text Block]	Baillie Gifford Overseas Ltd. And Schroder Investment Management North America Inc.
Current Expenses [Percent]	0.31%
Average Annual Total Returns, 1 Year [Percent]	9.01%
Average Annual Total Returns, 5 Years [Percent]	6.27%
Average Annual Total Returns, 10 Years [Percent]	8.40%
Victory RS Small Cap Growth Equity VIP Series [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity FundSeeks to provide long-term capital growth
Portfolio Company Name [Text Block]	Victory RS Small Cap Growth Equity VIP Series
Portfolio Company Adviser [Text Block]	Victory Capital Management Inc.
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	11.82%
Average Annual Total Returns, 5 Years [Percent]	1.16%
Average Annual Total Returns, 10 Years [Percent]	6.64%
Vanguard Variable Insurance Fund Real Estate Index Portfolio [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Real Estate FundSeeks to provide a high level of income and moderate long-term capital appreciation by tracking performance of a benchmark index that measures performance of publicly traded equity REITs and other real estate-related investments
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund Real Estate Index Portfolio ®
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.26%
Average Annual Total Returns, 1 Year [Percent]	4.74%
Average Annual Total Returns, 5 Years [Percent]	2.84%
Average Annual Total Returns, 10 Years [Percent]	4.99%
MoA US Government Money Market Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income FundSeeks current income to extent consistent with maintenance of liquidity, investment quality and stability of capital
Portfolio Company Name [Text Block]	MoA US Government Money Market Fund
Portfolio Company Adviser [Text Block]	Mutual of America Capital Management LLC
Current Expenses [Percent]	0.23%
Average Annual Total Returns, 1 Year [Percent]	5.09%
Average Annual Total Returns, 5 Years [Percent]	1.67%
Average Annual Total Returns, 10 Years [Percent]	1.06%
MoA Intermediate Bond Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income FundPrimary investment objective is to produce a high level of current income with secondary investment objective to preserve shareholders’ capital
Portfolio Company Name [Text Block]	MoA Intermediate Bond Fund
Portfolio Company Adviser [Text Block]	Mutual of America Capital Management LLC
Current Expenses [Percent]	0.47%
Average Annual Total Returns, 1 Year [Percent]	2.79%
Average Annual Total Returns, 5 Years [Percent]	0.50%
Average Annual Total Returns, 10 Years [Percent]	1.47%
MoA Core Bond Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income FundSeeks current income, with preservation of shareholders’ capital a secondary objective
Portfolio Company Name [Text Block]	MoA Core Bond Fund
Portfolio Company Adviser [Text Block]	Mutual of America Capital Management LLC
Current Expenses [Percent]	0.45%
Average Annual Total Returns, 1 Year [Percent]	1.17%
Average Annual Total Returns, 5 Years [Percent]	(0.82%)
Average Annual Total Returns, 10 Years [Percent]	1.24%
PIMCO Variable Insurance Trust Real Return Portfolio (Institutional Class) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed IncomeSeeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and
non-U.S.
governments, their agencies or instrumentalities and corporations, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust Real Return Portfolio (Institutional Class)
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	2.29%
Average Annual Total Returns, 5 Years [Percent]	2.08%
Average Annual Total Returns, 10 Years [Percent]	2.31%
Vanguard Variable Insurance Fund Total Bond Market Index Portfolio [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income FundSeeks to track the performance of a broad, market-weighted bond index
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund Total Bond Market Index Portfolio ®
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.14%
Average Annual Total Returns, 1 Year [Percent]	1.24%
Average Annual Total Returns, 5 Years [Percent]	(0.39%)
Average Annual Total Returns, 10 Years [Percent]	1.25%
MoA Balanced Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Balanced FundSeeks capital appreciation and current income by investing in a diversified portfolio of common stocks, debt securities and money market instruments
Portfolio Company Name [Text Block]	MoA Balanced Fund
Portfolio Company Adviser [Text Block]	Mutual of America Capital Management LLC
Current Expenses [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	17.56%
Average Annual Total Returns, 5 Years [Percent]	9.13%
Average Annual Total Returns, 10 Years [Percent]	8.26%
Fidelity VIP Asset Manager Portfolio [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Balanced FundSeeks to obtain high total return with reduced risk over the long term by allocating Fund assets among stocks, bonds, and short-term instruments
Portfolio Company Name [Text Block]	Fidelity VIP Asset Manager Portfolio
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research Japan Limited serve as sub-advisers.
Current Expenses [Percent]	0.52%
Average Annual Total Returns, 1 Year [Percent]	8.50%
Average Annual Total Returns, 5 Years [Percent]	5.65%
Average Annual Total Returns, 10 Years [Percent]	5.66%
Calvert VP SRI Balanced Portfolio [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Balanced FundSeeks to achieve competitive total return through actively managed portfolio of stocks, bonds, and money market instruments which offer income and capital growth opportunity
Portfolio Company Name [Text Block]	Calvert VP SRI Balanced Portfolio
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	19.61%
Average Annual Total Returns, 5 Years [Percent]	9.41%
Average Annual Total Returns, 10 Years [Percent]	8.41%
MoA Conservative Allocation Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Balanced FundSeeks current income and, to a lesser extent, capital appreciation
Portfolio Company Name [Text Block]	MoA Conservative Allocation Fund
Portfolio Company Adviser [Text Block]	Mutual of America Capital Management LLC
Current Expenses [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	8.09%
Average Annual Total Returns, 5 Years [Percent]	4.42%
Average Annual Total Returns, 10 Years [Percent]	4.96%
MoA Moderate Allocation Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Balanced FundSeeks capital appreciation and current income
Portfolio Company Name [Text Block]	MoA Moderate Allocation Fund
Portfolio Company Adviser [Text Block]	Mutual of America Capital Management LLC
Current Expenses [Percent]	0.35%
Average Annual Total Returns, 1 Year [Percent]	11.27%
Average Annual Total Returns, 5 Years [Percent]	7.11%
Average Annual Total Returns, 10 Years [Percent]	7.11%
MoA Aggressive Allocation Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Balanced FundSeeks capital appreciation and, to a lesser extent, current income
Portfolio Company Name [Text Block]	MoA Aggressive Allocation Fund
Portfolio Company Adviser [Text Block]	Mutual of America Capital Management LLC
Current Expenses [Percent]	0.36%
Average Annual Total Returns, 1 Year [Percent]	13.22%
Average Annual Total Returns, 5 Years [Percent]	8.63%
Average Annual Total Returns, 10 Years [Percent]	8.30%
MoA Retirement Income Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Balanced FundsSeeks current income consistent with preservation of capital and, to a lesser extent, capital appreciation
Portfolio Company Name [Text Block]	MoA Retirement Income Fund
Portfolio Company Adviser [Text Block]	Mutual of America Capital Management LLC
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	7.21%
Average Annual Total Returns, 5 Years [Percent]	3.55%
Average Annual Total Returns, 10 Years [Percent]	4.21%
MoA Clear Passage 2020 Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Balanced FundsSeeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name
Portfolio Company Name [Text Block]	MoA Clear Passage 2020 Fund
Portfolio Company Adviser [Text Block]	Mutual of America Capital Management LLC
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	8.10%
Average Annual Total Returns, 5 Years [Percent]	4.76%
Average Annual Total Returns, 10 Years [Percent]	5.72%
MoA Clear Passage 2025 Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Balanced FundsSeeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name
Portfolio Company Name [Text Block]	MoA Clear Passage 2025 Fund
Portfolio Company Adviser [Text Block]	Mutual of America Capital Management LLC
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	9.70%
Average Annual Total Returns, 5 Years [Percent]	5.94%
Average Annual Total Returns, 10 Years [Percent]	6.61%
MoA Clear Passage 2030 Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Balanced FundsSeeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name
Portfolio Company Name [Text Block]	MoA Clear Passage 2030 Fund
Portfolio Company Adviser [Text Block]	Mutual of America Capital Management LLC
Current Expenses [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	11.16%
Average Annual Total Returns, 5 Years [Percent]	7.24%
Average Annual Total Returns, 10 Years [Percent]	7.51%
MoA Clear Passage 2035 Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Balanced FundsSeeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name
Portfolio Company Name [Text Block]	MoA Clear Passage 2035 Fund
Portfolio Company Adviser [Text Block]	Mutual of America Capital Management LLC
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	13.05%
Average Annual Total Returns, 5 Years [Percent]	8.31%
Average Annual Total Returns, 10 Years [Percent]	8.28%
MoA Clear Passage 2040 Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Balanced FundsSeeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name
Portfolio Company Name [Text Block]	MoA Clear Passage 2040 Fund
Portfolio Company Adviser [Text Block]	Mutual of America Capital Management LLC
Current Expenses [Percent]	0.47%
Average Annual Total Returns, 1 Year [Percent]	14.35%
Average Annual Total Returns, 5 Years [Percent]	9.34%
Average Annual Total Returns, 10 Years [Percent]	8.85%
MoA Clear Passage 2045 Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Balanced FundsSeeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name
Portfolio Company Name [Text Block]	MoA Clear Passage 2045 Fund
Portfolio Company Adviser [Text Block]	Mutual of America Capital Management LLC
Current Expenses [Percent]	0.46%
Average Annual Total Returns, 1 Year [Percent]	14.90%
Average Annual Total Returns, 5 Years [Percent]	9.68%
Average Annual Total Returns, 10 Years [Percent]	8.99%
MoA Clear Passage 2050 Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Balanced FundsSeeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name
Portfolio Company Name [Text Block]	MoA Clear Passage 2050 Fund
Portfolio Company Adviser [Text Block]	Mutual of America Capital Management LLC
Current Expenses [Percent]	0.46%
Average Annual Total Returns, 1 Year [Percent]	15.39%
Average Annual Total Returns, 5 Years [Percent]	9.81%
Average Annual Total Returns, 10 Years [Percent]	9.08%
MoA Clear Passage 2055 Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Balanced FundsSeeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name
Portfolio Company Name [Text Block]	MoA Clear Passage 2055 Fund
Portfolio Company Adviser [Text Block]	Mutual of America Capital Management LLC
Current Expenses [Percent]	0.47%
Average Annual Total Returns, 1 Year [Percent]	15.66%
Average Annual Total Returns, 5 Years [Percent]	10.05%
MoA Clear Passage 2060 Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Balanced FundsSeeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name
Portfolio Company Name [Text Block]	MoA Clear Passage 2060 Fund
Portfolio Company Adviser [Text Block]	Mutual of America Capital Management LLC
Current Expenses [Percent]	0.49%
Average Annual Total Returns, 1 Year [Percent]	15.73%
Average Annual Total Returns, 5 Years [Percent]	10.25%
MoA Clear Passage 2065 Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Balanced FundsSeeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name
Portfolio Company Name [Text Block]	MoA Clear Passage 2065 Fund
Portfolio Company Adviser [Text Block]	Mutual of America Capital Management LLC
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	16.01%
MoA Clear Passage 2070 Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Balanced FundsSeeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name
Portfolio Company Name [Text Block]	MoA Clear Passage 2070 Fund
Portfolio Company Adviser [Text Block]	Mutual of America Capital Management LLC
Current Expenses [Percent]	0.46%